FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Tables)	12 Months Ended
Jul. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Instruments
	July 31, 2021		July 31, 2020
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Cash and cash equivalents	$1,552,389	$1,552,389	$3,260,135	$3,260,135
Marketable securities	$3,901,093	$3,901,093	$3,744,905	$3,744,905
Restricted cash	$882,330	$882,330	$1,143,666	$1,143,666
Mortgages and note payable	$7,649,632	$8,088,201	$9,519,658	$9,915,121